Provisions (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of provisions

	As at June 30
(US dollars in thousands)	2026	2025 *restated	2024
Current provisions
Employee entitlements	-	43	11
Fiscal	2,392	1,620	2,038
Litigation	1,348	811	181
Warranty	-	-	-
Total current provisions	3,740	2,474	2,230
Non-current provisions
Employee entitlements	18	17	13
Litigation		-	44
Total non-current provisions	18	17	57

Total provisions	3,758	2,491	2,287

Schedule of other provisions

(US dollars in thousands)	Employee Entitlements	Remediation	Fiscal	Litigation	Warranty	Total
At June 30, 2024	24	-	2,038	225	-	2,287
Foreign exchange	(1)	-	-	-	-	(1)
Additional provisions	37	-	155	811	-	1,003
Reclassification/netting against VAT receivable			(573)			(573)
Provisions utilized	-	-	-	(225)	-	(225)
At June 30, 2025	60		1,620	811	-	2,491
Foreign exchange	(42)					(42)
Additional provisions			772	537		1,309
At June 30, 2026
	18		2,392	1,348		3,758